Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Mining income					$ 4,394
Product revenue	$ 2,559	$ 1,232	$ 9,977	$ 2,831	6,516
Services revenue	900	634	2,055	1,047	1,756
Total Revenues	3,459	1,866	12,032	3,878	12,666
Operating costs and expenses
Mining cost					457
Product cost	2,302	1,141	7,006	2,532	6,036
Services cost	655	364	1,408	606	868
Sales and marketing	267	320	928	619	954
General and administrative	1,373	3,347	6,559	7,711	9,672
Management fees				322	321	145
Depreciation				3	2,510
Impairment of fixed assets					3,276
Impairment of digital assets	71	325	2,494	325	704
Amortization of intangibles	144	143	430	264	407
Total Operating Costs and Expenses	4,812	5,640	18,825	12,382	25,205	145
Loss from Operations	(1,353)	(3,774)	(6,793)	(8,504)	(12,539)	(145)
Other Income (Expense)
Merger charges				(22,004)	(22,004)
Debt Restructuring fee				(2,000)	(2,000)
Interest expense	(717)	(1,297)	(2,455)	(1,280)	(3,841)
Loss contingency on debt default					(7,821)
Revaluation of conversion feature derivative liability	1,147	(814)	(1,559)	(814)	(6,278)
Gain (loss) on extinguishment of debt	436		(1,008)
Change in fair value of shares issued	301		263
Realized gain on sale of digital assets	227	3	1,498	91	106	44
Other income, net	17	39	20	11	11
Total Other (Expense) Income	1,411	(2,069)	(3,241)	(25,996)	(41,827)	44
Income (loss) from continuing operations before income taxes	58	(5,843)	(10,034)	(34,500)	(54,366)	(101)
Income tax benefit
Income (loss) from continuing operations	58	(5,843)	(10,034)	(34,500)	(54,366)	(101)
Income (loss) from discontinued operations	(1,129)	1,143	(1,067)	5,268	5,236	553
Net Loss	$ (1,071)	$ (4,700)	$ (11,101)	$ (29,232)	$ (49,130)	$ 452
Net income (loss) per share - basic and diluted – continuing operations (in Dollars per share)	$ 0.0001	$ (0.037)	$ (0.031)	$ (0.262)	$ (0.39)	$ (0.001)
Net income per share – basic and diluted – discontinued operations (in Dollars per share)	$ (0.002)	$ 0.007	$ (0.003)	$ 0.04	$ 0.04	$ 0.007
Weighted Average Shares Outstanding - basic and diluted (in Shares)	500,173,946	159,448,204	318,558,213	131,863,780	139,061,084	75,540,013